Share-Based Compensation - Schedule of Restricted Shares Activity (Detail) - Restricted Shares [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Outstanding, Beginning balance	2,087,392
Number of shares, Granted	934,518
Number of shares, Vested	(782,802)
Number of shares, Forfeited	(588,100)
Number of shares, Outstanding, Ending balance	1,651,008	2,087,392
Number of shares, Expected to vest	1,572,618
Weighted average grant date fair value, Outstanding, Beginning balance	$ 26.61
Weighted average grant date fair value, Granted	34.63	$ 22.30	$ 34.70
Weighted average grant date fair value, Vested	27.66
Weighted average grant date fair value, Forfeited	26.38
Weighted average grant date fair value, Outstanding, Ending balance	29.95	$ 26.61
Weighted average grant date fair value, Expected to vest	$ 29.98